                              PRESIDENT'S REPORT

Dear Shareholder:

I trust you are as pleased as we are with our new money management firm. Awad and Associates, which took over portfolio management responsibilities on January 1, 1997, brought a wealth of money management experience and expertise to the Timothy Plan. I encourage you to review Jim Awad's market commentary on the following page to get some perspective on where he sees your Timothy Plan positioned relative to present market conditions.

It has been gratifying to see the acceleration in asset growth we are finally experiencing. We believe this is in no small part due to the confidence investment industry professionals have in our new money management firm. The Timothy Plan now has over $16 million in investor assets and is growing nicely.

Although we take our responsibility to deliver competitive investment returns very seriously, nevertheless we have not and will not lose sight of our main commitment to our shareholders. That is, we refuse to invest any of our shareholders' money in any company that is actively undermining our nation's cultural moral values through their direct or indirect support of abortion, pornography, the production of alcohol, tobacco, or casino gambling or other companies whose corporate practices are found to be offensive, such as active promotion of the homosexual agenda.

While we fully subscribe to the principle that offending companies in corporate America should be held accountable for their actions if they are contributing to the moral decline of our culture, our mission is not to "punish" those companies through our refusal to invest in their stock. Rather, our purpose is the pursuit of biblical obedience. Scripture clearly admonishes us to "come out from among them", "avoid participating in (or supporting) immoral enterprise", etc.

We are, therefore, pleased to provide this investment alternative to you and all others who are concerned with the moral pollution in our land. Thank you again for your conviction that has led you to become a Timothy Plan investor.

                                          Sincerely,

                                          /s/ Arthur D. Ally

                                          Arthur D. Ally
                                          President

June 30, 1997

                               AWAD & ASSOCIATES

                               MARKET COMMENTARY
                                 JUNE 30, 1997


The economic news continues to be favorable:

  .U.S. corporations are low cost producers and technology leaders in virtually all high value added industries which are propelling worldwide economic growth.

  .As a result, corporate profits (which are the engine of equity prices) continue to surpass expectations continuously quarter after quarter.

  .The economy remains on a well-balanced path of sustainable growth.

  .Inflation remains benign.

  .Low inflation and shrinking federal deficits speak to gradually declining long term interest rates.

  .Demographic demand for equities continues to grow as aging baby boomers save for their retirement.

  .International investors continue to purchase U.S. financial assets due to our strong currency and excellent competitive economic condition.

So, the building blocks of the bull market remain in place.

Having said that, we would like to note that the largest stocks are not cheap anymore. The flood of money into index funds has created a situation where the performance of the 100 largest stocks, which dominate the S&P, has far exceeded that of the remaining 5,000 or so publicly traded companies.

While the S&P was up over 20% in 1996, if one eliminated the 100 largest stocks, equities were up only 5.4%. Put another way, during the twelve months ending April 30, 1997, the S&P was up approximately 25%, while the Russell 2000, a broader index of small to mid capitalization equities, was unchanged.

We have reached a situation where the 100 largest stocks are over-priced relative to the broad body of common stocks.

Having managed portfolios for many years, we have seen many fads come and go. With this perspective, we believe that stocks should ultimately go to value and their prices will compensate for short term fads. Since the broad body of equities is attractively priced relative to the 100 largest stocks, the best price gains going forward could be in the small to mid cap stocks--the stocks that could be the best growing companies of the next 10--20 years.

Today one can buy good growth at a value investor's price.

Our portfolios are invested in the following conceptual areas:

  .core growth holdings

  .restructured companies whose future growth could surpass historical results

  .companies with temporary earnings problems which, in our opinion, have made the stocks cheap

  .takeover candidates in consolidating industries (our stocks are so cheap that we have had four takeovers this year)

  .emerging companies with exciting prospects

Our portfolios have been appreciating nicely over the last several weeks.

We look forward to making you money. We own some wonderful companies and believe investor interest will switch from index funds to where the value is.

James D. Awad
Chairman

SCHEDULE OF INVESTMENTS                                JUNE 30, 1997 (UNAUDITED)

--------------------------------------------------------------------------------

                                                                        MARKET
 SHARES                                                                  VALUE
 ------                                                                ---------
        COMMON STOCKS - 86.68%
        BUSINESS SERVICES - 8.64%
 22,500 Comdisco, Inc. .............................................   $ 585,000
 22,000 LanVision Systems, Inc.* ...................................     148,500
  9,500 National Data Corp..........................................     411,469
 20,000 StarTek, Inc.* .............................................     301,250
                                                                       ---------
                                                                       1,446,219
                                                                       ---------
        CHEMICALS & ALLIED PRODUCTS - 6.08%
  5,000 Georgia Gulf Corp. .........................................     145,312
 20,000 Lawter International, Inc. .................................     252,500
 11,500 Mississippi Chemical Corp. .................................     238,625
 25,000 Sano Corp.* ................................................     381,250
                                                                       ---------
                                                                       1,017,687
                                                                       ---------
        DEPOSITORY INSTITUTIONS - 5.44%
 11,000 Dime Bancorp, Inc.* ........................................     192,500
 23,575 IBS Financial Corp. ........................................     427,297
  4,500 SIS Bancorp, Inc. ..........................................     131,625
  8,000 Wayne Bancorp, Inc. ........................................     159,000
                                                                       ---------
                                                                         910,422
                                                                       ---------
        ELECTRIC, GAS & SANITARY SERVICES - 0.95%
 10,000 Philip Services Corp.* .....................................     158,750
                                                                       ---------
        ELECTRONIC EQUIPMENT & COMPONENTS - 3.21%
  6,500 Network Long Distance, Inc.* ...............................      60,937
 14,000 Thermo Electron Corp.* .....................................     476,000
                                                                       ---------
                                                                         536,937
                                                                       ---------
        ENGINEERING, ACCOUNTING & RESEARCH MANAGEMENT - 2.42%
     53 Morrison Knudsen Corp., Warrants* ..........................         331
 15,500 Right Management Consultants* ..............................     176,313
 15,000 Thermo Bioanalysis Corp.* ..................................     228,750
                                                                       ---------
                                                                         405,394
                                                                       ---------
        FABRICATED METAL PRODUCTS - 2.02%
  3,000 Harsco Corp. ...............................................     121,500
 14,000 Material Sciences Corp.* ...................................     216,125
                                                                       ---------
                                                                         337,625
                                                                       ---------
        FURNITURE & FIXTURES - 4.07%
 22,600 Falcon Products, Inc. ......................................     303,687
 16,000 Furniture Brands International, Inc.* ......................     310,000
  5,000 LADD Furniture, Inc.* ......................................      68,750
                                                                       ---------
                                                                         682,437
                                                                       ---------
        HEALTH SERVICES - 2.07%
  5,000 Alternative Living Services, Inc.* .........................     112,188
 10,000 American Retirement Corp.* .................................     177,500
  2,100 Assisted Living Concepts, Inc.* ............................      58,012
                                                                       ---------
                                                                         347,700
                                                                       ---------
        HOME FURNISHINGS & EQUIPMENT - 2.64%
 22,500 Heilig-Meyers Co. ..........................................     441,563
                                                                       ---------
        HOTELS - 1.23%
  5,000 Doubletree Corp.* ..........................................     205,625
                                                                       ---------

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS                                JUNE 30, 1997 (UNAUDITED)

--------------------------------------------------------------------------------

                                                                        MARKET
 SHARES                                                                 VALUE
 ------                                                               ----------
        COMMON STOCKS - CONTINUED
        INSURANCE CARRIERS - 1.01%
  8,000 Danielson Holding Corp.* ..................................   $   63,000
  7,000 Gryphon Holdings, Inc.* ...................................      106,750
                                                                      ----------
                                                                         169,750
                                                                      ----------
        MACHINERY & COMPUTER EQUIPMENT - 6.49%
 10,000 ITEQ, Inc.* ...............................................       95,000
 24,500 JLG Industries, Inc. ......................................      333,813
  8,000 Middleby Corp.* ...........................................       74,000
 11,500 Printronix, Inc.* .........................................      172,500
 17,000 Thermo Optek Corp.* .......................................      199,750
 15,000 TransAct Technologies, Inc.* ..............................      211,875
                                                                      ----------
                                                                       1,086,938
                                                                      ----------
        MEASURING, ANALYZING & CONTROLLING INSTRUMENTS - 3.80%
 14,000 Cooper Industries, Inc. ...................................      325,500
 15,000 Metrika Systems Corp.* ....................................      233,438
  5,000 ThermoQuest Corp.* ........................................       77,500
                                                                      ----------
                                                                         636,438
                                                                      ----------
        MISCELLANEOUS MANUFACTURING INDUSTRY - 1.32%
  7,000 K2, Inc. ..................................................      221,812
                                                                      ----------
        OIL & GAS EXTRACTION - 6.67%
 13,000 Brown (Tom), Inc.* ........................................      276,250
 23,000 Comstock Resources, Inc.* .................................      240,062
 13,000 Patina Oil & Gas Corp.* ...................................      105,625
  9,000 Petsec Energy Ltd., ADR* ..................................      204,750
  6,000 Precision Drilling Corp.* .................................      290,250
                                                                      ----------
                                                                       1,116,937
                                                                      ----------
        PHOTOGRAPHIC, WATCHES, OPTICAL & MEDICAL GOODS - 4.66%
 46,000 Angeion Corp.* ............................................      198,375
 45,000 ATS Medical, Inc.* ........................................      225,000
 48,000 Somanetics Corp.* .........................................      168,000
 12,000 Thermedics, Inc.* .........................................      188,250
                                                                      ----------
                                                                         779,625
                                                                      ----------
        PRINTING & PUBLISHING - 4.78%
  7,500 Houghton Mifflin Co. ......................................      500,625
  4,500 Waverly, Inc. .............................................       96,750
  6,000 Wiley (John) & Sons, Inc., Class A ........................      203,250
                                                                      ----------
                                                                         800,625
                                                                      ----------
        REITS & HOLDING COMPANIES - 14.90%
 21,000 Alexander Haagen Properties, Inc. .........................      341,250
 18,000 Arden Realty Group, Inc. ..................................      468,000
  5,000 Beacon Properties Corp. ...................................      166,875
 26,000 LTC Properties, Inc. ......................................      471,250
 17,000 Meridian Industrial Trust, Inc. ...........................      399,500
  8,000 OMEGA Healthcare Investors, Inc. ..........................      261,500
  9,000 Prentiss Properties Trust .................................      230,625
 11,000 United Dominion Realty Trust, Inc. ........................      156,063
                                                                      ----------
                                                                       2,495,063
                                                                      ----------

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS                                JUNE 30, 1997 (UNAUDITED)

--------------------------------------------------------------------------------

                                                                      MARKET
   SHARES                                                              VALUE
   ------                                                           -----------
            COMMON STOCKS - CONTINUED
            SOCIAL SERVICES - 3.74%
      5,000 Arbor Health Care Co.* ..............................   $   155,000
     23,000 ARV Assisted Living, Inc.* ..........................       253,000
     10,500 Sun Healthcare Group, Inc.* .........................       218,531
                                                                    -----------
                                                                        626,531
                                                                    -----------
            TEXTILE MILL PRODUCTS - 0.54%
      5,000 Culp, Inc. ..........................................        90,625
                                                                    -----------
            TOTAL COMMON STOCKS (COST $13,438,358)...............    14,514,703
                                                                    -----------
 PRINCIPAL
   AMOUNT
 ---------
            SHORT-TERM INVESTMENTS - 18.54%
 $3,105,263 The Bank of New York Cash Reserve, 4.60% ............     3,105,263
                                                                    -----------
            TOTAL SHORT TERM INVESTMENTS (COST $3,105,263) ......     3,105,263
                                                                    -----------
            TOTAL INVESTMENTS (COST $16,543,621)** - 105.22%.....    17,619,966
            LIABILITIES, LESS CASH AND OTHER ASSETS - (5.22%)....      (874,979)
                                                                    -----------
            NET ASSETS - 100.00%.................................   $16,744,987
                                                                    ===========
 * Non-income producing security
** Cost for Federal income tax purposes is $16,543,621 and net unrealized appreciation consists of:
            Gross unrealized appreciation........................   $ 1,452,387
            Gross unrealized depreciation........................      (376,042)
                                                                    -----------
            Net unrealized appreciation..........................   $ 1,076,345
                                                                    ===========

See accompanying notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997 (UNAUDITED)

--------------------------------------------------------------------------------

ASSETS
 Investments in securities at market value (identified cost
  $16,543,621) (Note 1)............................................ $17,619,966
 Cash..............................................................      33,262
 Receivables:
  Dividends and interest...........................................      31,105
  Capital stock sold...............................................      33,585
 Deferred organization costs (Note 1)..............................      21,274
 Other assets......................................................       1,827
                                                                    -----------
   TOTAL ASSETS....................................................  17,740,929
                                                                    -----------
LIABILITIES
 Payables:
  Investment securities purchased..................................     976,932
  Due to Advisor (Note 3)..........................................      12,323
  Accrued distribution expense.....................................       6,123
  Accrued service fee..............................................         564
                                                                    -----------
   TOTAL LIABILITIES...............................................     995,942
                                                                    -----------
NET ASSETS......................................................... $16,744,987
                                                                    ===========
 INSTITUTIONAL SHARES:
  Net assets (Unlimited shares of $0.001 par beneficial
   interest authorized; 733,731 shares outstanding)................ $ 9,311,823
                                                                    ===========
  Net asset value, offering and redemption price per Institutional
   Share ($9,311,823/733,731 shares)............................... $     12.69
                                                                    ===========
 RETAIL SHARES:
  Net assets (Unlimited shares of $0.001 par beneficial
   interest authorized; 589,469 shares outstanding)................ $ 7,433,164
                                                                    ===========
  Net asset value and redemption price per Retail Share
   ($7,433,164/589,469 shares)..................................... $     12.61
                                                                    ===========
  Offering price per share ($12.61/0.9825)......................... $     12.83
                                                                    ===========
SOURCE OF NET ASSETS
 At June 30, 1997, net assets consisted of:
  Paid-in capital.................................................. $13,902,637
  Accumulated undistributed net investment income..................      19,070
  Accumulated net realized gain on investments.....................   1,746,935
  Net unrealized appreciation on investments.......................   1,076,345
                                                                    -----------
   NET ASSETS...................................................... $16,744,987
                                                                    ===========

See accompanying notes to financial statements.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

--------------------------------------------------------------------------------

INVESTMENT INCOME
 Dividends........................................................... $   74,446
 Interest............................................................     62,544
 Other income........................................................      6,267
                                                                      ----------
  TOTAL INCOME.......................................................    143,277
                                                                      ----------
EXPENSES
 Investment advisory fees (Note 3)...................................     57,730
 Transfer agent fees.................................................     32,946
 Administration fees.................................................     28,344
 Registration fees...................................................     24,537
 Distribution fees - Retail Class (Note 3)...........................     19,423
 Accounting fees.....................................................     15,531
 Distribution fees - Institutional Class (Note 3)....................     10,505
 Custodian fees......................................................      9,110
 Amortization of organization costs (Note 1).........................      6,121
 Miscellaneous expense...............................................      4,583
 Service fees - Retail Class (Note 3)................................      2,590
                                                                      ----------
  TOTAL EXPENSES.....................................................    211,420
   Expenses waived and reimbursed by Advisor (Note 3)................    (87,213)
                                                                      ----------
  NET EXPENSES.......................................................    124,207
                                                                      ----------
  NET INVESTMENT INCOME..............................................     19,070
                                                                      ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
 Net realized gain from security transactions........................  1,582,513
 Net change in unrealized appreciation of investments................    156,672
                                                                      ----------
 Net realized and unrealized gain on investments.....................  1,739,185
                                                                      ----------
 Net increase in net assets resulting from operations................ $1,758,255
                                                                      ==========

See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                               JUNE 30, 1997      YEAR ENDED
                                                (UNAUDITED)    DECEMBER 31, 1996
                                              ---------------- -----------------
OPERATIONS
 Net investment income......................    $    19,070       $    84,542
 Net realized gain on investments...........      1,582,513           164,422
 Net change in unrealized appreciation of
  investments...............................        156,672           903,008
                                                -----------       -----------
  Net increase in net assets resulting from
   operations...............................      1,758,255         1,151,972
                                                -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS
 Distributions from net investment income:
  Institutional Shares......................              0           (66,939)
  Retail Shares.............................              0           (23,283)
                                                -----------       -----------
  Net decrease in net assets resulting from
   distributions............................              0           (90,222)
                                                -----------       -----------
CAPITAL SHARE TRANSACTIONS
 Shares sold:
  Institutional Shares......................      1,034,551         2,096,319
  Retail Shares.............................      2,988,637         3,317,594
 Shares redeemed:
  Institutional Shares......................       (534,151)       (1,323,483)
  Retail Shares.............................       (191,497)         (302,910)
 Shares reinvested:
  Institutional Shares......................              0            63,849
  Retail Shares.............................              0            22,639
                                                -----------       -----------
 Increase in net assets derived from capital
  share transactions (a)....................      3,297,540         3,874,008
                                                -----------       -----------
  Total increase in net assets..............      5,055,795         4,935,758
                                                -----------       -----------
NET ASSETS
 Beginning of period........................     11,689,192         6,753,434
                                                -----------       -----------
 End of period (including undistributed net
  investment income of $19,070, and $0,
  respectively).............................    $16,744,987       $11,689,192
                                                ===========       ===========
 (a)Transactions in capital stock were:
  Shares sold:
   Institutional Shares.....................         89,458           201,664
   Retail Shares............................        255,944           314,924
  Shares redeemed:
   Institutional Shares.....................        (45,974)         (126,226)
   Retail Shares............................        (16,699)          (28,244)
  Shares reinvested:
   Institutional Shares.....................              0             5,687
   Retail Shares............................              0             2,022
                                                -----------       -----------
  Increase in shares outstanding............        282,729           369,827
                                                ===========       ===========


See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                           INSTITUTIONAL SHARES
                          ---------------------------------------------------------
                           SIX MONTHS     FOR THE YEAR FOR THE YEAR  FOR THE PERIOD
                              ENDED          ENDED        ENDED          ENDED
                          JUNE 30, 1997   DECEMBER 31, DECEMBER 31,   DECEMBER 31,
                           (UNAUDITED)        1996         1995          1994 *
                          -------------   ------------ ------------  --------------
NET ASSET VALUE,
 BEGINNING OF PERIOD....     $ 11.24        $ 10.07       $ 9.66         $10.00
                             -------        -------       ------         ------
 Income From Investment
  Operations:
  Net investment
   income...............        0.03           0.10         0.11           0.06
  Net gains (losses) on
   securities (both
   realized and
   unrealized)..........        1.42           1.17         0.66          (0.34)
                             -------        -------       ------         ------
   Total from investment
    operations..........        1.45           1.27         0.77          (0.28)
                             -------        -------       ------         ------
 Less Distributions
  Distributions from net
   investment income:
   Institutional
    Shares..............        0.00          (0.10)       (0.11)         (0.06)
   Retail Shares........        0.00           0.00         0.00           0.00
  Distributions from net
   capital gains:
   Institutional
    Shares..............        0.00           0.00        (0.25)          0.00
   Retail Shares........        0.00           0.00         0.00           0.00
                             -------        -------       ------         ------
   Total distributions..        0.00          (0.10)       (0.36)         (0.06)
                             -------        -------       ------         ------
NET ASSET VALUE, END OF
 PERIOD.................     $ 12.69        $ 11.24       $10.07         $ 9.66
                             =======        =======       ======         ======
TOTAL RETURN............       12.90%         12.59%        7.93%         (2.84%)
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of
  period (in 000s)......     $ 9,312        $ 7,760       $6,133         $2,217
 Ratio of expenses to
  average net assets:
  Before expense
   reimbursement........        2.88% /1/      3.70%        5.84%         18.62% /1/
  After expense
   reimbursement........        1.60% /1/      1.60%        1.60%          1.60% /1/
 Ratio of net investment
  income to average net
  assets:
  Before expense
   reimbursement........       (0.77%)/1/     (1.05%)      (2.96%)       (15.49%)/1/
  After expense
   reimbursement........        0.51% /1/      1.05%        1.28%          1.53% /1/
 Portfolio turnover
  rate..................      120.89%         93.08%       34.12%          8.31%
 Average commission rate
  paid..................     $0.0568        $0.0593          N/R /2/        N/R /2/

 * The Institutional Shares commenced investment operations on March 21, 1994. /1/Annualized
 /2/Not Required

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                              RETAIL SHARES
                                ----------------------------------------------
                                 SIX MONTHS     FOR THE YEAR    FOR THE PERIOD
                                    ENDED          ENDED            ENDED
                                JUNE 30, 1997   DECEMBER 31      DECEMBER 31,
                                 (UNAUDITED)        1996            1995 *
                                -------------   ------------    --------------
NET ASSET VALUE, BEGINNING OF
 PERIOD........................    $ 11.22        $ 10.08           $10.49
                                   -------        -------           ------
 Income From Investment
  Operations:
  Net investment income........       0.00           0.07             0.11
  Net gains (losses) on
   securities (both realized
   and unrealized).............       1.39           1.14            (0.16)
                                   -------        -------           ------
   Total from investment
    operations.................       1.39           1.21            (0.05)
                                   -------        -------           ------
 Less Distributions
  Distributions from net
   investment income:
   Institutional Shares........       0.00           0.00             0.00
   Retail Shares...............       0.00          (0.07)           (0.11)
  Distributions from net
   capital gains:
   Institutional Shares........       0.00           0.00             0.00
   Retail Shares...............       0.00           0.00            (0.25)
                                   -------        -------           ------
   Total distributions.........       0.00          (0.07)           (0.36)
                                   -------        -------           ------
NET ASSET VALUE, END OF
 PERIOD........................    $ 12.61        $ 11.22           $10.08
                                   =======        =======           ======
TOTAL RETURN...................      12.39% /1/     11.98% /1/       (0.46%)/1/
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in
  000s)........................    $ 7,433        $ 3,929           $  620
 Ratio of expenses to average
  net assets:
  Before expense
   reimbursement...............       3.48% /2/      4.30%            6.44% /2/
  After expense reimbursement..       2.20% /2/      2.20%            2.20% /2/
 Ratio of net investment income
  to average net assets:
  Before expense
   reimbursement...............      (1.37%)/2/     (1.65%)          (3.56%)/2/
  After expense reimbursement..      (0.09%)/2/      0.45%            0.68% /2/
 Portfolio turnover rate.......     120.89%         93.08%           34.12%
 Average commission rate paid..    $0.0568        $0.0593              N/R   /3/

 * The Retail Shares commenced investment operations on August 25, 1995. /1/Total return calculation does not reflect sales load.
 /2/Annualized
 /3/Not Required

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS                         JUNE 30, 1997 (UNAUDITED)

-------------------------------------------------------------------------------
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
The Timothy Plan (the "Fund" ) is organized as a series Delaware business trust pursuant to a trust agreement dated December 16, 1993. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Fund's primary objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its investment objective by investing primarily in common stocks and ADRs while abiding by ethical standards established for investments by the Fund. The Fund currently consists of one series comprised of two separate classes of shares (Institutional Class shares and Retail Class shares) which vary with respect to sales charges, distribution costs, voting rights and dividends. Shareholders of Retail Class shares are subject to a sales charge and each class is subject to different 12b-1 Plan expenses. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

A. SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period. Unlisted securities, or listed securities in which there were no sales, are valued at the mean of the closing bid and ask prices. Short-term obligations with remaining maturities of 60 days or less are valued at cost plus accrued interest which approximates market value.

B. INVESTMENT INCOME AND SECURITIES TRANSACTIONS. Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily.

C. NET ASSET VALUE PER SHARE. Net asset value per share of the capital stock of the Fund is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding. Net Asset Value is calculated separately for each class of the Fund based on expenses applicable to a particular class. The net asset value of the classes may differ because of different fees and expenses charged to each class.

D. ORGANIZATION COSTS. Organization costs are being amortized on a straight line basis over five years from inception.

E. FEDERAL INCOME TAXES. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

F. USE OF ESTIMATES. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2 - PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities, other than short-term investments, aggregated $17,799,055 and $13,595,123 respectively, for the six months ended June 30, 1997.

NOTES TO FINANCIAL STATEMENTS                         JUNE 30, 1997 (UNAUDITED)

-------------------------------------------------------------------------------

NOTE 3 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES Timothy Partners, LTD., ("TPL") is the investment advisor for the Fund pursuant to an investment advisory agreement (the "Agreement") effective March 21, 1994, as amended August 28, 1995. Under the terms of the Agreement, TPL receives a fee, accrued daily and paid monthly, at an annual rate of 0.85% of the average daily net assets of the Fund. TPL has voluntarily agreed to waive its fees to the extent total annualized expenses, inclusive of distribution expenses, exceed 1.60%, with respect to the Institutional Class, and 2.20%, with respect to the Retail Class, of the Fund's average daily net assets. For the six months ended June 30, 1997, advisory fees of $57,730 were waived by TPL and TPL reimbursed the Fund $87,213. Effective July 1, 1997 the Fund is engaging TPL to act as sole underwriter and accordingly revised the distribution plans (the "Plans") on behalf of each class pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The revised Plans provide that the Fund will reimburse TPL or others for expenses actually incurred in the promotion or distribution of shares. Under the Institutional Class Plan, the Fund will reimburse TPL a fee at an annual rate of 0.25%, payable monthly, of the average daily net assets attributable to such class of shares. Under the Retail Class Plan, the Fund will reimburse TPL a fee at an annual rate of 0.85%, payable monthly, of which, 0.25% may be a service fee, of the average daily net assets attributable to such class of shares.

Prior to July 1, 1997, FPS Broker Services, Inc. ("FPSB") acted as sole underwriter to the Fund and the previous plans provided that the Fund would reimburse FPSB or others for expenses actually incurred in the promotion and distribution of shares at the same annual rates noted above. For the six months ended June 30, 1997, the Fund reimbursed FPSB $32,518 for distribution costs incurred. Certain Officers and Trustees of the Fund are affiliated persons of TPL.

NOTE 4--SPECIAL MEETING OF SHAREHOLDERS
A special meeting of shareholders was held on January 31, 1997, to elect the seven members to the Board of Trustees, to vote on a new sub-investment advisory agreement among the Fund, Timothy Partners, LTD., and Awad & Associates, a division of Raymond James & Associates, Inc., and to vote on a revised 12b-1 distribution plan on behalf of the Retail Class only. The results were as follows:

FOR THE ELECTION OF THE SEVEN MEMBERS TO THE BOARD OF TRUSTEES:

                                         VOTES       VOTES
                                          FOR       WITHHELD
Arthur D. Ally                          514,374       9,727
Joseph E. Boatwright                    514,638       9,463
Daniel D. Busby                         514,839       9,462
Philip B. Crosby                        514,537       9,564
Wesley W. Pennington                    514,840       9,261
Mark Schweizer                          514,840       9,261
Jock M. Sneddon                         514,537       9,564

FOR THE ELECTION OF THE NEW SUB-INVESTMENT ADVISORY AGREEMENT:

GRANT:                512,562
WITHHOLD:              11,539

NOTES TO FINANCIAL STATEMENTS                         JUNE 30, 1997 (UNAUDITED)

-------------------------------------------------------------------------------

FOR THE ELECTION OF THE REVISED 12B-1 DISTRIBUTION PLAN ON BEHALF OF THE RETAIL CLASS ONLY (WHICH IS TO BECOME EFFECTIVE UPON IMPLEMENTATION OF A CDSC. AS OF JUNE 30, 1997, THE REVISION IS NOT IN EFFECT):

GRANT:     166,112
WITHHOLD:    4,272

At a meeting held March 4, 1997, the Board of Trustees appointed a new independent Trustee to fill the vacancy created by the death of Mr. Mark Schweizer. Following a review of possible candidates, the current independent Trustees nominated and the full Board subsequently elected Mr. Scott Fehrenbacher as a Trustee, to serve in such capacity, unless earlier removed or until the election and qualification of his successor.

THE TIMOTHY PLAN
1304 West Fairbanks Avenue
Winter Park, FL 32789

BOARD OF TRUSTEES
Arthur D. Ally
Joseph E. Boatwright
Daniel D. Busby
Philip B. Crosby
Scott Fehrenbacher
Wesley W. Pennington
Jock M. Sneddon

OFFICERS
Arthur D. Ally, President
Joseph E. Boatwright, Secretary
Wesley W. Pennington, Treasurer

INVESTMENT ADVISOR
Timothy Partners, LTD.
1304 West Fairbanks Avenue
Winter Park, FL 32789

DISTRIBUTOR
Timothy Partners, LTD.
1304 West Fairbanks Avenue
Winter Park, FL 32789

TRANSFER AGENT
FPS Services, Inc.
3200 Horizon Drive
King of Prussia, PA 19406

AUDITORS
Tait, Weller & Baker
Two Penn Center Plaza, Suite 700
Philadelphia, PA 19102

LEGAL COUNSEL
Stradley, Ronon, Stevens, & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

For additional information or a prospectus, please call:
1-800-846-7526

Visit the Timothy Plan web site on the Internet at:
WWW.TIMOTHYPLAN.COM

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund's objectives, policies, expenses and other information.


                                     (ART)


                                  SEMI-ANNUAL
                                     REPORT

                                 June 30, 1997